Property and Equipment (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Building and Related Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life	25 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Minimum [Member] | Computers Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Minimum [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	25 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	7 years
Maximum [Member] | Computers Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years
Maximum [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years